COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($) Aircraft
COMMITMENTS AND CONTINGENCIES [Abstract]
Number of aircraft with guaranteed residual value | Aircraft	3
Term of lease	12 years
Residual value guarantee fees received | $	$ 6.6
Amortization period for residual value guarantee fees	12 years
Notice period for lessor to exercise rights to residual value guarantee	11 months